Investment Securities - Summary of Investment Securities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	¥ 72,015	¥ 320,771
Equity instruments at fair value through other comprehensive income	4,586,811	3,489,451
Debt instruments at fair value through other comprehensive income	26,392,635	18,054,164
Total investment securities	31,051,461	21,864,386
Domestic [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	22,300	282,379
Debt instruments at fair value through other comprehensive income	15,752,438	7,605,053
Domestic [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		260,079
Domestic [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	22,300	22,300
Domestic [member] | Debt instruments [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	14,293,611	6,785,068
Domestic [member] | Debt instruments [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	732,622	240,382
Domestic [member] | Debt instruments [member] | Japanese corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	725,895	579,293
Domestic [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	310	310
Foreign [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	49,715	38,392
Debt instruments at fair value through other comprehensive income	10,640,197	10,449,111
Foreign [member] | Bonds issued by other governments and official institutions [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	47,129	37,358
Foreign [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	2,586	1,034
Foreign [member] | Debt instruments [member] | U.S. Treasury and other U.S. government agency bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	5,564,944	4,494,686
Foreign [member] | Debt instruments [member] | Bonds issued by other governments and official institutions [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	2,994,032	2,930,806
Foreign [member] | Debt instruments [member] | Mortgage- backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	1,658,732	2,807,813
Foreign [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	422,489	215,806
Domestic equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	3,919,787	3,024,731
Foreign equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	¥ 667,024	¥ 464,720